Equity	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Equity

Note 10 – Equity

Restricted net assets

The Company's ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by Golden Bull WFOE, Shanghai Dianniu and Shanghai Baoxun only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of Golden Bull WFOE, Shanghai Dianniu and Shanghai Baoxun's

Golden Bull WFOE, Shanghai Dianniu and Shanghai Baoxun are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, Golden Bull WFOE, Shanghai Dianniu and Shanghai Baoxun may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

As of December 31, 2019 and 2018, Golden Bull WFOE, Shanghai Dianniu and Shanghai Baoxun collectively attributed $0 and $0 of retained earnings for their statutory reserves, respectively.

As a result of the foregoing restrictions, Golden Bull WFOE, Shanghai Dianniu and Shanghai Baoxun are restricted in their ability to transfer their net assets to the Company. Foreign exchange and other regulation in the PRC may further restrict Golden Bull WFOE, Shanghai Dianniu and Shanghai Baoxun from transferring funds to the Company in the form of dividends, loans and advances. As of December 31, 2019 and 2018, amounts restricted are the net assets of Golden Bull WFOE, Shanghai Dianniu and Shanghai Baoxun, which amounted to $3,762,970 and $6,865,638 respectively.